UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      West Creek Capital, LLC
           -----------------------------------------------------
Address:   1919 Pennsylvania Avenue, NW
           Suite 725
           Washington, DC 20006
           -----------------------------------------------------

Form 13F File Number: 028-12850
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jacqueline Manger
        ---------------------------
Title:  VP, Chief Operating Officer
        ---------------------------
Phone:  (202) 466-5917
        ---------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jacqueline Manger               Washington, DC                     3/31/2008
---------------------              ----------------                   ----------
    [Signature]                      [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           34
                                         -----------
Form 13F Information Table Value Total:     $103,885
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
2020 CHINACAP ACQUIRCO UNIT EX COM              90212G208     2013   268000 SH       SOLE                   268000
A H BELO CORP COM CL A         COM              001282102     2481   217060 SH       SOLE                   217060
ACETO CORP COM                 COM              004446100     5643   813164 SH       SOLE                   813164
ACME COMMUNICATION INC COM     COM              004631107     3329  1647895 SH       SOLE                  1647895
ADVANCED TECH ACQU CRP UNIT EX COM              007556202     1630   215600 SH       SOLE                   215600
ALTERNATIVE ASSET MGMT COM     COM              02149U101      672    71000 SH       SOLE                    71000
ALTERNATIVE ASSET MGMT WT EXP  COM              02149U119       46    71000 SH       SOLE                    71000
ALYST ACQUISTION CORP UNIT EX  COM              02263A204     1257   164300 SH       SOLE                   164300
APEX BIO ACQ CORP COM          COM              03753Q105     2268   308100 SH       SOLE                   308100
BELO CORP COM SER A            COM              080555105    11472  1085300 SH       SOLE                  1085300
CAPITAL SR LIVING CORP COM     COM              140475104    13739  1706650 SH       SOLE                  1706650
CBS CORP NEW CL B              COM              124857202     9201   416700 SH       SOLE                   416700
CHINACAST EDU CORP COM         COM              16946T109     1903   414588 SH       SOLE                   414588
CHINACAST EDU CORP WT          COM              16946T117      148   185000 SH       SOLE                   185000
CITADEL BROADCASTING COM       COM              17285T106     1556   937192 SH       SOLE                   937192
CMS BANCORP INC COM            COM              12600U102     1748   193979 SH       SOLE                   193979
GREAT LAKE DREDGE DCK COM      COM              390607109     5302  1025441 SH       SOLE                  1025441
GRUBB&ELLIS RLTY ADVIS COM     COM              400096103     1520   250000 SH       SOLE                   250000
HARBOR ACQUISITION CP COM      COM              41145X107      878   149148 SH       SOLE                   149148
HICKS ACQST CO I INC UNIT EX   COM              429086408      105    11000 SH       SOLE                    11000
JK ACQUISITION CORP COM        COM              47759H106      180    30000 SH       SOLE                    30000
KAPSTONE PAPER & PACK COM      COM              48562P103    17482  2640858 SH       SOLE                  2640858
KAPSTONE PAPER & PACK WT EX 08 COM              48562P111     1079   638686 SH       SOLE                   638686
KBL HEALTHCARE ACP III UNIT    COM              48241N206      615    81500 SH       SOLE                    81500
ONVIA COM INC COM              COM              68338T403     4215   654572 SH       SOLE                   654572
OVERTURE ACQST CORP UNIT EX 00 COM              G6830P209      494    52300 SH       SOLE                    52300
PROLIANCE INTL INC COM         COM              74340R104      227   124696 SH       SOLE                   124696
RENAISSANCE ACQ CORP UNIT      COM              75966C206      298    50000 SH       SOLE                    50000
SAPPHIRE INDUSTRL CORP UNIT EX COM              80306T208      509    53000 SH       SOLE                    53000
SEANERGY MARITIME CORP UNIT EX COM              Y73760202       98    10000 SH       SOLE                    10000
STONELEIGH PARTNERS CP UNIT    COM              861923209      165    21000 SH       SOLE                    21000
TFS FINL CORP COM              COM              87240R107     9416   782669 SH       SOLE                   782669
UNION STREET ACQ CORP UNIT EX  COM              908536204      238    30500 SH       SOLE                    30500
UNITED REFNG ENRG CORP UNIT EX COM              911360204     1958   200000 SH       SOLE                   200000